Accrued and other liabilities - Accrued and Other Liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities and Other Liabilities [Abstract]
Costs to be paid		€ 632.7	€ 511.6
Personnel-related items		1,328.5	1,070.9
Derivative financial instruments		156.7	261.2
Operating lease liabilities		227.2	196.7
Provisions		76.7	90.5
Standard warranty reserve		142.3	143.6	€ 145.3
Other		14.4	56.3
Accrued and other liabilities		2,578.5	2,330.8
Less: non-current portion of accrued and other liabilities		401.2	454.9
Current portion of accrued and other liabilities	[1]	€ 2,177.4	€ 1,875.9
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]		Accounts Payable and Accrued Liabilities	Accounts Payable and Accrued Liabilities

[1]	Accrued and other liabilities – current includes amounts with related parties of €199.9 million and €111.2 million at December 31, 2023 and 2022, respectively.